UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

March 31, 2011 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

PRODUCER DURABLE GOODS — 23.2%
Actuant Corporation (Class A)	400,000	$11,600,000
Franklin Electric Co., Inc.	285,900	13,208,580
Graco Inc.	501,300	22,804,137
HNI Corporation	627,933	19,817,565
IDEX Corporation	540,900	23,610,285
WABCO Holdings Inc.	485,000	29,895,400
Zebra Technologies Corporation (Class A)*	486,900	19,105,956
		$140,041,923
BUSINESS SERVICES & SUPPLIES — 17.3%
Aggreko plc	154,358	$3,901,538
Brady Corporation (Class A)	431,500	15,400,235
CLARCOR, Inc.	320,000	14,377,600
Copart, Inc.*	435,000	18,848,550
Manpower Inc.	300,000	18,864,000
ScanSource, Inc.*	803,363	30,519,760
Spirax-Sarco Engineering plc	88,300	2,745,927
		$104,657,610
RETAILING — 15.9%
CarMax, Inc.*	965,000	$30,976,500
O’Reilly Automotive, Inc.*	600,000	34,476,000
Signet Jewelers Limited*	672,400	30,943,848
		$96,396,348
HEALTH CARE — 14.3%
Bio-Rad Laboratories, Inc. (Class A)*	187,200	$22,490,208
Life Technologies Corporation*	524,698	27,504,669
Lincare Holdings Inc.	720,000	21,355,200
Varian Medical Systems, Inc.*	53,200	3,598,448
VCA Antech, Inc.*	460,000	11,582,800
		$86,531,325
ENERGY — 9.1%
FMC Technologies, Inc.*	195,000	$18,423,600
Helix Energy Solutions Group, Inc.*	367,900	6,327,880
Noble Corporation	670,000	30,565,400
		$55,316,880
TRANSPORTATION — 5.9%
Heartland Express, Inc.	1,046,000	$18,367,760
Knight Transportation, Inc.	887,200	17,078,600
		$35,446,360

TECHNOLOGY — 4.6%
Maxim Integrated Products, Inc.	392,000	$10,035,200
Microchip Technology Incorporated	474,951	18,052,888
		$28,088,088
ENTERTAINMENT — 3.2%
Carnival Corporation (Class A)	499,900	$19,176,164

TOTAL COMMON STOCKS — 93.5% (Cost $343,826,773)		$565,654,698

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc.	100,000	$2,490,000
ProLogis (Series G)	120,000	2,877,600
TOTAL PREFERRED STOCKS — 0.9% (Cost $5,726,454)		$5,367,600

CONVERTIBLE BONDS AND DEBENTURES
Diodes, Inc. — 2.25% 2026	$2,000,000	$2,120,000
Transocean, Inc. — 1.5% 2037	3,000,000	2,962,500
TOTAL CONVERTIBLE BONDS AND DEBENTURES — 0.8% (Cost $3,648,125)		$5,082,500

NON-CONVERTIBLE BONDS AND DEBENTURES
CORPORATE
Brown Shoe Company, Inc. — 8.75% 2012	$3,000,000	$3,018,750
Helix Energy Solutions Group, Inc. — 9.5% 2016	2,000,000	2,058,940
Nova Chemicals Corporation — 6.5% 2012	1,970,000	2,033,946
Rock-Tenn Co. — 9.25% 2016	2,000,000	2,194,260
SPX Corporation — 7.625% 2014	970,000	1,067,000
Stone Energy Corporation — 6.75% 2014	2,000,000	1,992,440
W&T Offshore, Inc. — 8.25% 2014	3,000,000	3,087,330
TOTAL NON- CONVERTIBLE BONDS AND DEBENTURES — 2.6% (Cost $14,823,875)		$15,452,666

TOTAL INVESTMENT SECURITIES — 97.8% (Cost $368,025,227)		$591,557,464

SHORT-TERM INVESTMENTS — 2.2% (Cost $13,414,924)
General Electric Capital Corporation — 0.05% 4/1/11	$6,415,000	$6,415,000
Chevron Funding Corporation — 0.13% 4/4/11	7,000,000	6,999,924
		$13,414,924
TOTAL INVESTMENTS — 100.0% (Cost $381,440,151) — Note 2		$604,972,388
Other assets and liabilities, net — 0.0%		(246,423)
TOTAL NET ASSETS — 100.0%		$604,725,965

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Company uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities' value in the judgment of the Company's officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, and relationships observed in the markets among comparable securities. Short-term corporate notes with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Investment Adviser are valued as determined in good faith by, or under the direction of, the Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security's value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Company classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Company's determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Company's investments as of March 31, 2011:

Investments*	Level 1	Level 2	Level 3	Total

Common Stocks	$565,654,698	—	—	$565,654,698
Preferred Stocks	5,367,600	—	—	5,367,600
Convertible Bonds & Debentures	—	$5,082,500	—	5,082,500
Non-Convertible Bonds & Debentures	—	15,452,666	—	15,452,666
Short-Term Investments	—	13,414,924	—	13,414,924
Total Investments	$571,022,298	$33,950,090	—	$604,972,388

* Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the three months ended March 31, 2011.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $368,198,557 for Federal income tax purposes. Net unrealized appreciation consists of:
Gross unrealized appreciation:	$223,895,737
Gross unrealized depreciation:	(536,830)
Net unrealized appreciation:	$223,358,907

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 27, 2011

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	May 27, 2011